Significant Events - Normal Course Issuer Bid (Details) - CAD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	May 27, 2019	Dec. 31, 2018	Mar. 09, 2018
Investment [Line Items]
Stock purchase agreement, Toronto Stock Exchange, twenty-five percent of daily trading volume	705,788
NCIB Program
Investment [Line Items]
Stock purchase agreement, number of shares authorized			14,000,000		14,000,000
Stock purchase agreement, maximum shares purchase for a single trading day		176,447
Number of shares issued and fully paid		7,716,300		3,264,500
Par value per share		$ 8.80		$ 7.02
Issued capital (Note 24)		$ 68		$ 23